Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation	Share-based Compensation
Compensation expenses recognized for share-based awards of the Company were as follows:

	Year Ended December 31,
	2018	2019	2020
	(US$)
Cost of revenues	$49,893	$79,552	$357,053
Research and development expenses	919,773	1,472,528	5,312,704
Sales and marketing expenses	975,297	1,653,717	2,060,523
General and administrative expenses	905,389	1,046,372	4,244,879
	$2,850,352	$4,252,169	$11,975,159
Compensation expenses recognized for different awards were summarized as below:

	Year Ended December 31,
	2018	2019	2020
	(US$)
Equity award – share options	$1,250,676	$2,177,975	$7,193,332
Equity award – restricted shares(1)(2)	1,002,674	980,911	1,192,946
Equity award – restricted share units	—	—	136,175
Liability award – share options	428,855	960,177	—
Liability award – restricted shares	168,147	133,106	—
Liability award – Venture Partners Plan	—	—	3,452,706
	$2,850,352	$4,252,169	$11,975,159

(1)Including restricted shares granted by the Founder for equity classified award of US$843,139, US$790,643 and US$851,665 for the years ended December 31, 2018, 2019 and 2020, respectively.
(2)Including restricted shares granted to employees as part of post-combination compensation of nil, nil, and US$264,406 for the years ended December 31, 2018, 2019 and 2020, respectively.

The income tax benefit recognized in the consolidated statements of comprehensive loss for share-based compensation expenses is immaterial and the Company did not capitalize any of the share-based compensation expenses as part of the cost of any assets for the years ended December 31, 2018, 2019 and 2020, respectively.
Equity Incentive Plans
On August 8, 2014, the board of directors of the Company adopted the Company’s 2014 Equity Incentive Plan (“2014 Plan”) and reserved 20,000,000 ordinary shares for issuance under share options to be granted to employees, directors and consultants of the Group in its U.S. and PRC operations.
Before the Corporate Reorganization plan was formed and implemented, the Group intended to use Agora IO, Inc. as the issuer in connection with the Group’s initial public offering. As such, in January 2019, the board of directors of Agora IO, Inc. approved and adopted the 2018 Equity Incentive Plan (“2018 Plan”) to provide incentives to employees, directors and consultants of the Group and reserved 25,740,835 ordinary shares for issuance under share options to be granted under the 2018 Plan. The terms of the 2018 Plan adopted by Agora IO, Inc. are substantively the same as the terms of the 2014 Plan adopted by the Company and the 2014 Plan was not terminated. However, in December 2019, management decided to instead use the Company as the issuer in connection with the Group’s initial public offering and in January 2020, as part of the Corporate Reorganization, the Company assumed from Agora IO, Inc., each option granted under the 2018 Plan. As a result, the options to purchase shares of Agora IO, Inc. granted under the 2018 Plan became options to purchase shares of the Company, and the Company otherwise assumed the same obligations and duties in respect of such options while maintaining their respective terms and vesting schedules. This replacement of awards did not have any accounting consequence. The Company’s board of directors also resolved to amend the 2014 Plan to provide that the maximum number of shares of the Company which may be subject to awards granted under the 2014 Plan would be 34,613,165 ordinary shares minus the aggregate of (x) any shares issued pursuant to awards granted under the 2018 Plan prior to shareholder approval of the amendment and (y) any shares subject to share options or similar awards granted under the 2018 Plan outstanding as of the date of shareholder approval of the amendment
At the end of June 2020, the board of directors approved and the Company adopted the Global Equity Incentive Plan (“Global Plan”). The terms of the Global Plan adopted by the Company are substantively the same as the terms of the 2018 Plan and 2014 Plan, which allows for the grant of nonstatutory share options, share appreciation rights, restricted shares, restricted share units, and performance awards to employees, directors and consultants and parent and subsidiary corporations’ employees and consultants. The 2014 Plan and 2018 Plan will continue to govern the outstanding awards thereunder, while new award grants will be subject to the terms of the Global Plan.
An option granted under the 2014 Plan, 2018 Plan and Global Plan has a contractual term of ten years from the grant date, and will generally vest over a period of four years of continuous service, 25% of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months.
As at the end of December 31, 2018, 2019 and 2020, the Company’s total outstanding granted options to the employees, directors and consultants are to purchase 34,811,741, 38,011,964 and 39,614,883 of ordinary shares, respectively. Among all the options granted, a portion of the awards to three key employees (a defined percentage of their respective grants) were with repurchase obligation by the Company that these holders can request the Company to purchase back their share options upon unsuccessful IPO or acquisition by another company by December 31, 2018 at the fair market value on the request date. This repurchase clause is provided only within the option grant agreements to these three employees with specified amounts to incentivize them with special contributions to the business. Therefore, the portion of the awards subject to the repurchase obligation are liability-classified awards.
In April 2019, the Company repurchased a portion of share options subject to repurchase obligation from the three key employees with a total consideration of US$1,576,168. The repurchase right was also waived and terminated by the grantees for the remaining portion, if any, of the awards originally subject to repurchase. Accordingly, the classification of the liability-classified awards for the unexercised portion changed back to be equity- classified, and the related share-based award liability was reclassified to additional paid-in capital on the modification date. There was no other accounting impact as a result of the repurchase and termination of repurchase right on remaining portion. The Company recognized an additional compensation expense of US$788,236 for the excess amount of repurchase price over fair value of liability-classified awards on the repurchase date for the year ended December 31, 2019.
The following table summarizes activities of the Company’s share options activity for the years ended December 31, 2018, 2019 and 2020:
Equity Classified Share Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		(US$)	In Years	(US$)	(US$)
Outstanding at January 1, 2018	20,412,350	$0.10	7.84	$5,087,933	$0.12
Granted	14,689,473	0.12			0.37
Forfeited	(1,440,866)	0.10
Outstanding at December 31, 2018	33,660,957	0.11	7.91	19,994,575	0.23
Granted	5,087,648	0.24			0.86
Forfeited	(787,425)	0.13
Reclassified from liability award	50,784	0.10
Outstanding at December 31, 2019	38,011,964	0.12	7.22	51,303,638	0.31
Granted	9,941,500	0.19			3.16
Exercised	(7,632,431)
Forfeited	(706,150)	0.16
Outstanding at December 31, 2020	39,614,883	0.17	8.23	466,460,320	1.08
Vested and expected to vest at December 31, 2020	34,982,436	0.11	5.85	339,504,760	1.20
Exercisable at December 31, 2020	34,982,436	0.11	5.85	339,504,760	1.20
Liability Classified Share Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		(US$)	In Years	(US$)	(US$)
Outstanding at January 1, 2018	1,150,784	$0.10	6.97	$286,842	$0.07
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding at December 31, 2018	1,150,784	0.10	5.97	$689,258	0.07
Granted	—	—
Repurchased	(1,100,000)	0.10	5.67	818,845	0.07
Forfeited	—	—
Vested and expected to vest at Reclassified to equity classified award	(50,784)	0.10	6.81	37,804	0.10
Outstanding at December 31, 2019 and 2020	—	—
The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the estimated fair value of the underlying shares of US$20,683,833, US$51,303,638 and US$466,460,320 at December 31, 2018, 2019 and 2020, respectively.
The total fair value of share options vested during the years ended December 31, 2018 2019 and 2020 was US$607,735, US$2,275,531 and US$4,894,328, respectively. The share-based compensation expenses in relation to the share option recognized for the years ended December 31, 2018, 2019 and 2020 were US$1,679,531, US$3,138,152 and US$7,193,332, respectively.
As of December 31, 2019 and 2020, there were US$7,157,467 and US$31,040,576 of unrecognized share-based compensation expenses related to share options granted by the Company, which were expected to be recognized over a weighted-average vesting period of 1.4 and 1.5 years, respectively.
The fair value of options granted under the Company’s Plans for the years ended December 31, 2018, 2019 and 2020 used the binomial option pricing model, with the assumptions (or ranges thereof) in the following table:

	Year Ended December 31,
	2018			2019			2020
Exercise price	US$0.10	-	US$1.00	US$0.10	-	US$0.50	US$0.10	-	US$1.74
Fair value of the ordinary shares on the date of option grant	US$0.3493	-	US$0.6989	US$0.6989	-	US$1.4751	US$0.8415	-	US$8.9816
Risk-free interest rate(1)	2.54%	-	3.18%	1.80%	-	2.83%	0.28%	-	1.46%
Expected term (in years)	10			10			10
Expected dividend yield(2)	0%			0%			0%
Expected volatility(3)	49.18%	-	50.36%	47.54%	-	50.01%	42.39%	-	59.65%
Expected forfeiture rate (post-vesting)	3%			3%			3%

(1)The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.
(2)The Company has no history or expectation of paying dividends on its ordinary shares.
(3)Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
Restricted Shares
Granted by the Company
On December 16, 2013, the Company’s board of directors issued 30,800,000, 15,000,000 and 77,000,000 ordinary shares subject to certain restrictions to VoiceCrew Holdings Limited, management personnel and Sounds of Nature Limited, respectively. The 15,000,000 ordinary shares were held by VoiceCrew Holdings Limited on behalf of the management personnel. VoiceCrew Holdings Limited and Sounds of Nature Limited are both entities controlled by the Founder.
The restricted shares to the Founder-controlled entities and 5,000,000 of the restricted shares to the management personnel were released in accordance with the following schedule: (1) 25% of such restricted shares to the Founder shall be released from the restriction on the first anniversary of December 16, 2013; and (2) the remaining restricted shares shall be released in 36 equal monthly installments commencing from the first anniversary of the December 16, 2013, provided that in each case that the holder remains as an employee on a continuing full time basis of any Group entity as of the date of such respective release.
10 million of the restricted shares to the management personnel shall be released in accordance with the following schedule: (1) 25% of such restricted shares shall be released from the restriction on the first anniversary from November 7, 2014; and (2) the remaining restricted shares shall be released in 36 equal monthly installments commencing on November 7, 2015, as long as each holder remained a continuing full-time employee of any Group entity as of the date of such respective release
On May 18, 2017, the Company entered into an amended restricted shares agreement with VoiceCrew Limited, Soundscape Limited and the management personnel to extend the releasing period for unvested shares to be released monthly over another three years from May 18, 2017, provided that in each case the holder remains as an employee on a continuing full time basis of any Group entity as of the date of such respective release.
In connection with the Historical Reorganization and the Corporate Reorganization, the above mentioned restricted shares were swapped to Agora IO, Inc. in December 2014, and swapped back to the Company in January 2020. There were no changes to the terms and conditions of the restricted shares arrangement and hence there was no accounting impact.
Among all the shares granted to the management personnel, a portion of the awards totaling 500,000 shares contained repurchase obligations by the Company such that a holder could request the Company to repurchase their share options upon an unsuccessful IPO or acquisition by another company by December 31, 2018 at the fair market value on the request date. This repurchase clause was provided within the restricted shares agreement to this group of management personnel to incentivize special contributions to the business and therefore the portion of the awards subject to the repurchase obligation were liability-classified awards.
In April 2019, the Company repurchased 100,000 restricted shares subject to repurchase obligation but already vested by then from the management personnel for a total consideration of US$143,288. The repurchase right was also waived and terminated by the grantee for the remaining 400,000 shares originally subject to repurchase. Accordingly, the classification of the liability-classified awards for the un-repurchased portion changed back to be equity-classified, and the share-based award liability related to unvested restricted shares were reclassified to additional paid-in capital on the modification date. There was no other accounting impact as a result of the repurchase and termination of repurchase right on remaining portion. The Company recognized an additional compensation expense of US$58,849 for the excess amount of repurchase price over fair value of liability-classified awards on the repurchase date for the year ended December 31, 2019.
The following table summarizes the restricted shares activities:
Equity Classified Restricted Shares

	Numbers of Shares	Weighted-average Grant Date Fair Value
		(US$)
Outstanding at January 1, 2018	16,121,181	$0.02
Granted	—	—
Vested	(6,670,833)	0.02
Outstanding at December 31, 2018	9,450,348	0.02
Granted	—	—
Reclassified from liability classified restricted shares	26,042	0.02
Vested	(6,670,833)	0.02
Outstanding at December 31, 2019	2,805,557	0.02
Granted(1)	512,782	10.16
Vested	(2,805,557)	0.02
Outstanding at December 31, 2020	512,782	10.16
(1)During 2020, the Company granted shares to employees that joined the Company following the business combination (Note 3) as well as a related party who was a previous shareholder in Netless (Note 18). Share agreements were signed with the employees contingent on their continuing employment with the Group as well as their ability to meet certain established performance targets. Of the restricted shares to the management employees, 70% of the awards will be released over a period of three years of continuous service, in equal installments starting from the stated vesting commencement date. The remaining 30% portion of the restricted shares are also subject to performance metrics based on an initial target number, and performance is measured over predefined performance periods which is one to three years; depending on the probability of achieving the performance targets, the number of restricted shares could range from 0 to 30% of the target amount.

Liability Classified Restricted Shares

	Numbers of Shares	Weighted-average Grant Date Fair Value
		(US$)
Outstanding at January 1, 2018	151,042	$0.02
Granted	—	—
Vested	(62,500)	0.02
Outstanding at December 31, 2018	88,542	0.02
Granted	—	—
Vested	(62,500)	0.02
Reclassified to equity classified restricted shares	(26,042)	0.02
Outstanding at December 31, 2019 and 2020	—
The share-based compensation expenses in relation to the restricted shares granted by the Company recognized for the years ended December 31, 2018, 2019 and 2020 were US$327,682, US$323,374 and US$341,281, respectively.
As of December 31, 2019 and 2020, there were US$76,874 and US$4,946,744 of unrecognized share-based compensation expenses related to restricted shares, which is expected to be recognized over a weighted-average period of 0.4 and 2.0 years, respectively.
Granted by the Founder
From the years of 2015 to 2019, the Founder further granted his restricted shares that were vested from VoiceCrew Limited to select management employees of the Group. Restricted shares agreements were signed with the management employees in consideration of their continuing employment with the Group.
The restricted shares to the management employees will be further released over a period of four years of continuous service, 25% of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months.
The share-based compensation expenses in relation to the restricted shares granted by the Founder recognized for the years ended December 31, 2018, 2019 and 2020 were US$843,139, US$790,643 and US$851,665, respectively.
Restricted Share Units
Granted by the Company
A restricted share unit (“RSU”) granted under the Global Plan will generally vest over a period of two years of continuous service, 50% of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 12 months. The following table summarizes the RSU activities:

	Numbers of Shares	Weighted-average Grant Date Fair Value
		(US$)
Outstanding at December 31, 2019	—	$—
Granted	263,621	10.30
Vested	—	—
Outstanding at December 31, 2020	263,621	10.30

The share-based compensation expenses in relation to the restricted share units granted by the Company recognized for the year ended December 2020 was US$136,175.
As of December 31, 2020, there were US$2,580,143 unrecognized share-based compensation expenses related to restricted shares, which is expected to be recognized over a weighted-average period of 1.8 years.
Venture Partners Plan
In November 2020, the Company adopted and board of directors approved the Venture Partners Plan (“VPP Program”) as a complement to the current bonus and equity incentive plans.
Under the VPP Program, the Company grants VPPs to employees, consultants and directors to participate in the program; the VPPs will be converted to and paid out in cash or settled in shares at the discretion of the Company. The VPP Program is administered by the compensation committee of the board of directors or any personnel appointed by the compensation committee (“administrator”). The administrator has the authority and discretion necessary or appropriate to administer the VPP Program and to control its operation, including determining the adjusted profits for each performance year which will be allocated as the annual shared profit and the accumulated retained profit (if any), determining the method and timing of settlement. The compensation committee of the board of directors may, at any time, amend, alter, suspend or terminate the VPP Program.
The VPP Program stipulates that a participant is entitled to the annual shared profit contingent on their service through the annual performance period, while their receipt of the accumulated retained profit (if any) is contingent on their employment through the date of payment. While the annual shared profit is typically settled in the year following the performance year, the accumulated retained profit will be settled at a future period that is determined by the administrator.
In 2020, no cash or shares have been settled under the VPP Program, and no accumulated retained profit was allocated to the payout associated with the 2020 performance year. For the year ended in December 31, 2020, share-based compensation expenses in relation to the program for the 2020 performance year was US$3,452,706, which represents the estimated liability that is expected to be settled. As of December 31, 2020, there was no unrecognized share-based compensation expenses related to the program as the performance period has ended.